Provisions - Summary of Changes in Provisions (Detail) $ in Millions	12 Months Ended
Jan. 31, 2024 CAD ($)
Disclosure of Provisions [line items]
Balance as at January 31, 2023	$ 665.2
Expensed during the period	1,355.3
Paid during the period	(1,104.4)
Reversed during the period	(3.9)
Effect of foreign currency exchange rate changes	5.1
Unwinding of discount and effect of changes in discounting estimates	(2.1)
Balance as at January 31, 2024	915.2
Product related provisions [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2023	620.9
Expensed during the period	1,315.1
Paid during the period	(1,072.5)
Reversed during the period	(2.5)
Effect of foreign currency exchange rate changes	5.0
Unwinding of discount and effect of changes in discounting estimates	(2.1)
Balance as at January 31, 2024	863.9
Other Provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2023	44.3
Expensed during the period	40.2
Paid during the period	(31.9)
Reversed during the period	(1.4)
Effect of foreign currency exchange rate changes	0.1
Unwinding of discount and effect of changes in discounting estimates	0.0
Balance as at January 31, 2024	$ 51.3